12 Months Ended
Dec. 22, 2014

Prudential World Fund, Inc.
Prudential Jennison Global Opportunities Fund

Supplement dated June 16, 2015 to the
Currently Effective Prospectus and Statement of Additional Information
_________________________________________________________________________

Effective as of July 1, 2015, the Fund’s existing contractual cap on Fund expenses will be lowered. In addition, the Fund’s contractual management fee rate will also be lowered. To reflect these changes, the Fund’s Prospectus and Statement of Additional Information are hereby revised as follows, effective as of July 1, 2015:

1. In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled "Annual Fund Operating Expenses" is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	0.83%	0.83%	0.83%	0.83%
+ Distribution and service (12b-1) fees	0.30%	1.00%	None	None
+ Other expenses	0.50%	0.50%	0.41%	0.50%
= Total annual fund operating expenses	1.63%	2.33%	1.24%	1.33%
- Fee waiver or expense reimbursement	(.45)%	(.40)%	(.40)%	(.40)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement [1]	1.18%	1.93%	0.84%	0.93%

[1] The manager has contractually agreed through February 29, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), interest, brokerage, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 0.84% of the Fund's average daily net assets. Separately, the distributor has contractually agreed through February 29, 2016 to limit the Fund’s Class A distribution and service (12b-1) fees to .25% of the Fund’s Class A average daily net assets. These waivers may not be terminated prior to February 29, 2016 without the approval of the Fund’s Board of Directors.

2. In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled "Example," the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$664	$994	$1,348	$2,341	$664	$994	$1,348	$2,341
Class C	$296	$689	$1,209	$2,635	$196	$689	$1,209	$2,635
Class Q	$86	$354	$643	$1,465	$86	$354	$643	$1,465
Class Z	$95	$382	$691	$1,567	$95	$382	$691	$1,567